Financial Risks Management - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 16, 2017
Foreign Exchange Rates [Line Items]
Fluctuation in currency (in percent)	10.00%
Cash and cash equivalents and other financial assets	€ 145,464	€ 263,187	€ 172,486
OCEANE
Foreign Exchange Rates [Line Items]
Aggregate nominal amount				€ 180,000
Interest Rate Risk
Foreign Exchange Rates [Line Items]
Financial liabilities	€ 75,300	€ 74,200